FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants	$ 5.8	$ (3.0)
Gain (loss) on non-hedge derivatives and warrants	17.2	(9.1)
Non-hedge derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change in fair value of embedded derivative	0.1	0.0
Embedded derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change in fair value of embedded derivative	$ 11.3	$ (6.1)